Quarterly Report
July 31, 2021
MFS®  Corporate Bond Fund
MFB-Q1

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.6%
Aerospace & Defense – 1.8%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$17,185,000	$18,988,710
Boeing Co., 5.15%, 5/01/2030	24,005,000	28,584,887
Boeing Co., 3.75%, 2/01/2050	9,601,000	9,978,736
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	11,950,000	13,069,540
TransDigm, Inc., 6.25%, 3/15/2026 (n)	20,921,000	21,940,899
TransDigm, Inc., 4.625%, 1/15/2029 (n)	17,645,000	17,600,887
		$110,163,659
Apparel Manufacturers – 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$11,811,000	$12,897,886
Asset-Backed & Securitized – 0.6%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	$506,279	$548,777
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.274%, 7/15/2054 (i)	201,001,707	19,984,534
JPMorgan Chase Commercial Mortgage Securities Corp., 5.652%, 7/15/2042 (n)	663,106	546,557
KREF Ltd., 2018-FT1, “A”, FLR, 1.163% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	8,257,000	8,256,612
KREF Ltd., 2018-FT1, “AS”, FLR, 1.393% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	9,074,500	9,074,310
Lehman Brothers Commercial Conduit Mortgage Trust, 0.921%, 2/18/2030 (i)	84,980	2
		$38,410,792
Automotive – 2.7%
Aptiv PLC, 5.4%, 3/15/2049	$5,302,000	$7,389,349
General Motors Co., 6.8%, 10/01/2027	8,000,000	10,181,617
Hyundai Capital America, 3.5%, 11/02/2026 (n)	1,571,000	1,712,359
Hyundai Capital America, 3%, 2/10/2027 (n)	28,430,000	30,393,255
Hyundai Capital America, 1.8%, 1/10/2028 (n)	18,721,000	18,671,524
Hyundai Capital America, 2%, 6/15/2028 (n)	35,511,000	35,539,888
Hyundai Capital America, 6.375%, 4/08/2030 (n)	8,601,000	11,272,343
Lear Corp., 3.8%, 9/15/2027	36,241,000	40,477,728
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	14,915,000	16,144,989
		$171,783,052
Broadcasting – 1.9%
Discovery Communications LLC, 4%, 9/15/2055	$8,715,000	$9,360,450
Discovery, Inc., 4.125%, 5/15/2029	7,075,000	8,041,763
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	11,770,354
Prosus N.V., 3.832%, 2/08/2051 (n)	15,426,000	14,328,050
Walt Disney Co., 3.5%, 5/13/2040	46,682,000	52,724,396
Walt Disney Co., 3.6%, 1/13/2051	16,836,000	19,406,206
		$115,631,219
Brokerage & Asset Managers – 1.6%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$32,834,000	$33,184,550
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	46,198,000	46,602,233
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	10,946,000	10,609,640
Intercontinental Exchange, Inc., 3%, 9/15/2060	11,809,000	11,748,845
		$102,145,268
Building – 1.4%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$20,446,521
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	7,431,000	8,118,794
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	8,910,647
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	14,186,000	15,826,327
Masco Corp., 4.5%, 5/15/2047	7,848,000	9,627,328
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	24,049,822
		$86,979,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 4.5%
Equinix, Inc., 2.625%, 11/18/2024	$17,822,000	$18,785,221
Equinix, Inc., 2.5%, 5/15/2031	26,215,000	27,195,781
Equinix, Inc., 3%, 7/15/2050	25,475,000	25,106,306
Fiserv, Inc., 2.25%, 6/01/2027	20,183,000	21,136,628
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	16,810,531
Global Payments, Inc., 2.9%, 5/15/2030	23,779,000	25,264,880
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	9,259,000	10,346,007
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,085,000	6,769,563
IHS Markit Ltd., 4.25%, 5/01/2029	8,611,000	10,049,037
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	30,417,000	31,101,383
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.15%, 5/01/2027 (n)	9,345,000	10,097,663
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	21,150,000	21,926,703
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	18,128,000	19,157,623
Visa, Inc., 4.15%, 12/14/2035	12,578,000	15,726,481
Visa, Inc., 3.65%, 9/15/2047	9,718,000	11,590,065
Western Union Co., 2.85%, 1/10/2025	6,841,000	7,256,889
		$278,320,761
Cable TV – 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$8,557,000	$8,984,850
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	8,551,000	8,946,484
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	11,627,000	15,701,943
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	31,409,000	38,855,016
Comcast Corp., 1.95%, 1/15/2031	8,200,000	8,222,849
Comcast Corp., 4.6%, 10/15/2038	19,500,000	24,539,329
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	11,693,000	12,972,366
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	9,137,000	9,548,165
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	8,869,000	9,712,887
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	22,359,000	23,067,333
Time Warner Cable, Inc., 4.5%, 9/15/2042	7,034,000	7,990,330
		$168,541,552
Chemicals – 0.7%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)	$16,565,000	$16,813,475
LYB International Finance III, LLC, 3.625%, 4/01/2051	12,741,000	14,089,946
Sherwin-Williams Co., 4.5%, 6/01/2047	11,884,000	15,072,704
		$45,976,125
Computer Software – 1.5%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$27,891,000	$32,509,470
Microsoft Corp., 3.45%, 8/08/2036	9,522,000	11,261,767
Microsoft Corp., 2.525%, 6/01/2050	15,025,000	15,017,425
Microsoft Corp., 2.921%, 3/17/2052	18,953,000	20,422,852
VeriSign, Inc., 4.75%, 7/15/2027	16,314,000	17,322,738
		$96,534,252
Computer Software - Systems – 0.9%
Apple, Inc., 2.05%, 9/11/2026	$31,675,000	$33,266,896
Apple, Inc., 4.5%, 2/23/2036	10,000,000	12,878,849
Apple, Inc., 3.85%, 8/04/2046	8,346,000	10,048,503
		$56,194,248
Conglomerates – 1.8%
Carrier Global Corp., 2.722%, 2/15/2030	$25,847,000	$27,377,687
Carrier Global Corp., 3.377%, 4/05/2040	17,054,000	18,376,329
Otis Worldwide Corp., 2.565%, 2/15/2030	21,539,000	22,756,707
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	6,283,000	6,806,401
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,985,526

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$25,995,000	$30,484,720
		$111,787,370
Consumer Products – 0.8%
Mattel, Inc., 3.75%, 4/01/2029 (n)	$31,712,000	$33,512,925
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	16,079,000	17,503,243
		$51,016,168
Consumer Services – 0.6%
Booking Holdings, Inc., 3.6%, 6/01/2026	$18,768,000	$20,883,664
Booking Holdings, Inc., 3.55%, 3/15/2028	14,807,000	16,601,153
		$37,484,817
Containers – 0.6%
Ball Corp., 5.25%, 7/01/2025	$1,942,000	$2,189,605
Ball Corp., 4.875%, 3/15/2026	11,631,000	12,997,642
Ball Corp., 2.875%, 8/15/2030	24,838,000	24,580,182
		$39,767,429
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3.25%, 9/08/2024	$16,437,000	$17,491,178
Arrow Electronics, Inc., 3.875%, 1/12/2028	17,987,000	20,192,175
		$37,683,353
Electronics – 2.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$24,352,000	$27,003,615
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	11,864,000	13,024,223
Broadcom, Inc., 4.3%, 11/15/2032	26,036,000	30,066,470
Broadcom, Inc., 3.469%, 4/15/2034 (n)	50,649,000	53,927,656
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	34,545,000	36,963,150
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	10,126,000	10,201,945
		$171,187,059
Emerging Market Quasi-Sovereign – 0.8%
Ecopetrol S.A., 5.375%, 6/26/2026	$8,381,000	$9,197,309
Ecopetrol S.A., 6.875%, 4/29/2030	12,572,000	15,179,433
Qatar Petroleum, 3.125%, 7/12/2041 (n)	22,244,000	23,064,136
		$47,440,878
Emerging Market Sovereign – 0.3%
United Mexican States, 2.659%, 5/24/2031	$16,125,000	$15,859,260
Energy - Independent – 0.5%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$17,217,000	$18,073,932
Hess Corp., 5.8%, 4/01/2047	8,418,000	10,962,795
		$29,036,727
Energy - Integrated – 1.5%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$28,066,000	$32,020,552
Cenovus Energy, Inc., 6.75%, 11/15/2039	3,787,000	5,166,030
Eni S.p.A., 4.75%, 9/12/2028 (n)	14,052,000	16,704,656
Eni S.p.A., 4.25%, 5/09/2029 (n)	12,206,000	14,091,079
Total Capital International S.A., 3.127%, 5/29/2050	25,158,000	26,268,352
		$94,250,669
Entertainment – 0.8%
Royal Caribbean Cruises, 4.25%, 7/01/2026 (n)	$30,959,000	$30,219,080
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	22,622,000	21,360,891
		$51,579,971

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 2.0%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$11,687,000	$12,712,475
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	29,033,000	31,176,010
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	8,919,000	10,179,147
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,201,000	8,239,141
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	10,188,000	11,137,684
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	12,745,258
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	14,380,136
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	23,742,000	23,958,260
		$124,528,111
Food & Beverages – 4.4%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$16,906,000	$19,030,054
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	8,822,000	10,651,746
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	16,480,000	23,148,341
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	19,545,268
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	14,977,000	15,802,982
Aramark Services, Inc., 5%, 2/01/2028 (n)	15,117,000	15,704,749
Constellation Brands, Inc., 4.25%, 5/01/2023	9,752,000	10,372,737
Constellation Brands, Inc., 2.875%, 5/01/2030	4,163,000	4,429,188
Constellation Brands, Inc., 2.25%, 8/01/2031	21,758,000	21,940,951
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	6,790,221
Danone S.A., 2.589%, 11/02/2023 (n)	23,885,000	24,884,555
Diageo Capital PLC, 2.375%, 10/24/2029	21,271,000	22,345,781
Diageo Capital PLC, 2%, 4/29/2030	21,083,000	21,462,423
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	9,120,000	9,986,491
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	13,224,000	14,811,012
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	8,667,000	9,674,539
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	8,667,000	8,905,342
SYSCO Corp., 2.4%, 2/15/2030	4,205,000	4,363,343
SYSCO Corp., 4.45%, 3/15/2048	7,564,000	9,153,668
		$273,003,391
Gaming & Lodging – 2.0%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$24,600,000	$29,552,964
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	17,700,000	18,984,843
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	16,374,000	16,333,065
Marriott International, Inc., 5.75%, 5/01/2025	2,086,000	2,407,062
Marriott International, Inc., 3.75%, 10/01/2025	8,873,000	9,628,866
Marriott International, Inc., 4%, 4/15/2028	33,912,000	37,514,216
Marriott International, Inc., 2.85%, 4/15/2031	9,324,000	9,549,215
		$123,970,231
Insurance - Health – 0.8%
Centene Corp., 2.45%, 7/15/2028	$17,400,000	$17,639,250
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	23,263,310
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	7,870,531
		$48,773,091
Insurance - Property & Casualty – 2.2%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$29,287,385
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	9,390,000	9,623,957
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030	19,867,000	23,068,457
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	9,866,000	10,527,345
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	18,720,000	20,855,660
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	7,281,343
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	13,978,000	18,256,555
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	8,314,107
Willis North America, Inc., 2.95%, 9/15/2029	10,826,000	11,472,445
		$138,687,254

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$9,230,000	$9,982,955
CNH Industrial Capital LLC, 1.875%, 1/15/2026	7,745,000	7,947,335
CNH Industrial Capital LLC, 3.85%, 11/15/2027	16,974,000	19,030,425
		$36,960,715
Major Banks – 13.1%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$23,146,000	$22,868,495
Bank of America Corp., 4.125%, 1/22/2024	14,866,000	16,159,416
Bank of America Corp., 4.45%, 3/03/2026	4,537,000	5,138,473
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	21,070,352
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	28,159,441
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	15,825,000	17,388,439
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	7,314,000	8,292,286
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	23,725,000	24,447,582
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	35,373,000	34,914,123
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR + 1.58%) to 4/22/2042	42,029,000	45,170,744
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	13,450,731
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	24,424,000	25,669,820
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR + 0.89162%) to 1/26/2027 (n)	12,447,000	12,348,447
Credit Suisse Group AG, 4.194% to 4/01/2030, FLR (SOFR + 3.73%) to 4/01/2031 (n)	19,521,000	22,250,048
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	6,056,000	6,325,876
Credit Suisse Group AG, 4.5% to 3/03/2031, FLR (CMT - 1yr. + 3.554%) to 6/09/2070 (n)	12,847,000	12,777,626
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	18,400,000	19,220,783
Goldman Sachs Group, Inc., 2.908%, 7/21/2042	32,653,000	33,036,742
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR + 1.947%) to 8/18/2031	42,077,000	42,567,441
HSBC Holdings PLC, 5.25%, 3/14/2044	11,033,000	14,588,759
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	9,834,671
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	35,000,000	39,054,937
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	20,933,320
JPMorgan Chase & Co., 3.964%, 11/15/2048	12,400,000	14,672,510
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	20,011,000	23,555,256
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR + 0.745%) to 10/21/2025	8,681,000	8,686,844
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR + 0.72%) to 12/10/2026	39,037,000	38,602,159
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	8,224,000	9,664,073
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	54,040,000	56,964,812
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	41,896,000	47,123,993
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR + 1.485%) to 4/22/2042	12,867,000	13,837,538
Royal Bank of Canada, 2.55%, 7/16/2024	29,154,000	30,785,560
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	29,330,000	28,650,092
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	14,856,000	16,137,485
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	24,966,000	25,714,980
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	9,618,000	9,816,405
		$819,880,259
Medical & Health Technology & Services – 3.6%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$30,216,000	$31,381,354
Alcon, Inc., 3.8%, 9/23/2049 (n)	9,925,000	11,315,684
Becton, Dickinson and Co., 3.734%, 12/15/2024	1,460,000	1,589,139
Becton, Dickinson and Co., 2.823%, 5/20/2030	29,179,000	31,033,731
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,796,000	9,932,875
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	33,756,063
HCA, Inc., 4.75%, 5/01/2023	7,090,000	7,587,323
HCA, Inc., 5.25%, 6/15/2026	8,407,000	9,794,522
HCA, Inc., 5.875%, 2/01/2029	17,391,000	21,260,498
HCA, Inc., 3.5%, 9/01/2030	4,223,000	4,585,967
HCA, Inc., 5.125%, 6/15/2039	3,223,000	4,108,658
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	19,833,000	20,675,903
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	15,816,288

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Thermo Fisher Scientific, Inc., 4.497%, 3/25/2030	$20,000,000	$24,183,827
		$227,021,832
Medical Equipment – 1.0%
Boston Scientific Corp., 3.75%, 3/01/2026	$10,442,000	$11,655,666
Boston Scientific Corp., 2.65%, 6/01/2030	9,471,000	9,967,557
Danaher Corp., 2.6%, 10/01/2050	34,142,000	33,628,937
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	2,156,882
Teleflex, Inc., 4.25%, 6/01/2028 (n)	7,259,000	7,567,507
		$64,976,549
Metals & Mining – 2.6%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$11,396,650
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	22,275,000	22,847,094
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	13,073,000	13,589,599
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	25,818,000	28,077,075
Freeport-McMoRan Copper & Gold, Inc., 4.625%, 8/01/2030	20,911,000	22,975,961
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	12,698,301
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	8,339,000	8,411,153
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,132,000	17,726,855
Novelis Corp., 4.75%, 1/30/2030 (n)	21,900,000	23,319,339
		$161,042,027
Midstream – 4.5%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$10,673,000	$11,775,726
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	12,994,000	13,326,646
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	12,994,000	13,481,275
Energy Transfer LP, 3.75%, 5/15/2030	8,604,000	9,386,628
Energy Transfer Operating Co., 5%, 5/15/2050	11,590,000	13,620,014
Enterprise Products Operating LLC, 4.2%, 1/31/2050	22,476,000	26,446,793
Enterprise Products Operating LLC, 3.7%, 1/31/2051	26,285,000	28,772,019
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	37,604,000	38,082,173
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	13,951,000	13,813,311
MPLX LP, 4.5%, 4/15/2038	25,583,000	29,425,049
Plains All American Pipeline, 4.9%, 2/15/2045	8,649,000	9,466,598
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	8,441,000	9,465,817
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	17,430,000	18,698,900
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	15,729,413
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	5,405,000	6,300,453
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	15,260,607
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,013,000	5,862,704
		$278,914,126
Municipals – 1.1%
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	$30,815,000	$31,714,172
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	29,000,000	37,905,007
		$69,619,179
Natural Gas - Distribution – 1.5%
NiSource Finance Corp., 4.8%, 2/15/2044	$4,239,000	$5,453,572
NiSource, Inc., 2.95%, 9/01/2029	27,307,000	29,314,355
NiSource, Inc., 5.65%, 2/01/2045	8,731,000	12,238,732
Sempra Energy, 3.25%, 6/15/2027	42,879,000	46,676,925
		$93,683,584
Natural Gas - Pipeline – 0.4%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$5,867,200
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	16,141,759
		$22,008,959

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 2.5%
AT&T, Inc., 2.75%, 6/01/2031	$21,041,000	$22,147,140
AT&T, Inc., 2.55%, 12/01/2033 (n)	21,405,000	21,594,087
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	15,558,937
AT&T, Inc., 3.55%, 9/15/2055 (n)	19,219,000	19,852,266
Verizon Communications, Inc., 2.1%, 3/22/2028	4,562,000	4,690,410
Verizon Communications, Inc., 3.15%, 3/22/2030	8,264,000	9,004,033
Verizon Communications, Inc., 4.812%, 3/15/2039	26,613,000	34,186,824
Verizon Communications, Inc., 3.4%, 3/22/2041	16,692,000	18,036,040
Verizon Communications, Inc., 4.522%, 9/15/2048	8,264,000	10,448,622
		$155,518,359
Oils – 0.8%
Puma International Financing S.A., 5%, 1/24/2026	$17,131,000	$17,131,000
Valero Energy Corp., 3.4%, 9/15/2026	11,229,000	12,196,559
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	21,282,080
		$50,609,639
Other Banks & Diversified Financials – 0.3%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$7,484,410
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	11,682,000	11,717,046
		$19,201,456
Personal Computers & Peripherals – 0.5%
Equifax, Inc., 2.6%, 12/01/2024	$18,674,000	$19,705,714
Equifax, Inc., 3.1%, 5/15/2030	12,869,000	14,020,123
		$33,725,837
Pollution Control – 0.5%
Republic Services, Inc., 3.95%, 5/15/2028	$22,233,000	$25,522,718
Republic Services, Inc., 1.45%, 2/15/2031	7,894,000	7,608,903
		$33,131,621
Real Estate - Apartment – 0.6%
American Homes 4 Rent, L.P., 2.375%, 7/15/2031	$19,248,000	$19,510,412
American Homes 4 Rent, L.P., 3.375%, 7/15/2051	19,147,000	19,808,529
		$39,318,941
Real Estate - Office – 0.7%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$10,520,000	$10,831,828
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	30,331,000	31,053,349
		$41,885,177
Real Estate - Other – 0.4%
Prologis LP, REIT, 1.25%, 10/15/2030	$12,857,000	$12,322,565
Sun Communities, Inc., 2.7%, 7/15/2031	13,648,000	13,974,602
		$26,297,167
Real Estate - Retail – 1.0%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$3,022,000	$3,449,578
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	10,857,000	12,366,900
National Retail Properties, Inc., REIT, 3.5%, 4/15/2051	8,163,000	8,806,888
Spirit Realty, LP, 4.45%, 9/15/2026	8,428,000	9,502,151
Spirit Realty, LP, 3.2%, 2/15/2031	10,444,000	11,130,111
STORE Capital Corp., 4.5%, 3/15/2028	3,380,000	3,877,224
STORE Capital Corp., 4.625%, 3/15/2029	5,070,000	5,885,719
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	7,208,000	7,836,330
		$62,854,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.8%
Yum! Brands, Inc., 3.625%, 3/15/2031	$30,692,000	$31,305,840
Yum! Brands, Inc., 4.625%, 1/31/2032	17,506,000	18,797,067
		$50,102,907
Retailers – 2.3%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$9,114,000	$9,643,316
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	27,036,000	29,838,747
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,918,191
Home Depot, Inc., 3.3%, 4/15/2040	26,138,000	29,210,576
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	11,243,498
Kohl's Corp., 3.375%, 5/01/2031	31,677,000	33,212,238
MercadoLibre, Inc., 3.125%, 1/14/2031	21,974,000	21,473,213
		$142,539,779
Specialty Stores – 0.3%
Nordstrom, Inc., 4.25%, 8/01/2031	$16,859,000	$17,596,581
Telecommunications - Wireless – 5.0%
American Tower Corp., REIT, 3%, 6/15/2023	$19,876,000	$20,800,319
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	13,398,526
American Tower Corp., REIT, 3.6%, 1/15/2028	21,944,000	24,355,949
American Tower Corp., REIT, 3.8%, 8/15/2029	10,621,000	11,961,210
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	22,307,000	22,679,993
Crown Castle International Corp., 3.15%, 7/15/2023	16,889,000	17,717,331
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	17,417,485
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	10,478,966
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	9,880,118
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	15,857,000	16,491,280
T-Mobile USA, Inc., 2.625%, 4/15/2026	17,214,000	17,622,833
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	9,924,635
T-Mobile USA, Inc., 2.05%, 2/15/2028	22,896,000	23,410,473
T-Mobile USA, Inc., 3%, 2/15/2041	35,140,000	35,372,275
T-Mobile USA, Inc., 4.5%, 4/15/2050	17,667,000	21,612,218
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	40,189,000	40,540,654
		$313,664,265
Telephone Services – 0.4%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$21,146,000	$22,900,006
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$9,848,000	$10,907,775
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	4,480,000	6,803,633
		$17,711,408
Utilities - Electric Power – 6.9%
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	$5,432,000	$6,795,038
CenterPoint Energy, Inc., 2.65%, 6/01/2031	17,210,000	17,912,714
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	27,869,000	29,292,138
Duke Energy Corp., 3.3%, 6/15/2041	17,927,000	18,857,543
Duke Energy Corp., 3.75%, 9/01/2046	34,756,000	38,166,752
Enel Finance International N.V., 2.65%, 9/10/2024	18,401,000	19,466,727
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	8,585,000	9,588,807
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	9,461,000	12,052,448
Evergy, Inc., 2.9%, 9/15/2029	30,865,000	33,177,917
FirstEnergy Corp., 4.4%, 7/15/2027	14,231,000	15,857,207
FirstEnergy Corp., 3.4%, 3/01/2050	29,978,000	30,099,837
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	17,377,000	18,186,044
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	11,886,000	12,661,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	$20,319,000	$22,753,538
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	3,582,000	3,859,605
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,958,000	7,315,989
Pacific Gas & Electric Co., 2.1%, 8/01/2027	13,953,000	13,573,591
Pacific Gas & Electric Co., 2.5%, 2/01/2031	29,660,000	27,961,819
Pacific Gas & Electric Co., 4.95%, 7/01/2050	8,627,553	8,912,824
Southern California Edison, 4.5%, 9/01/2040	7,827,000	9,136,127
Southern California Edison, 2.95%, 2/01/2051	8,238,000	7,673,615
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050	22,387,000	22,829,028
Southern Co., 3.7%, 4/30/2030	31,250,000	35,162,197
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	12,371,128
		$433,663,998
Total Bonds		$5,914,463,304
Investment Companies (h) – 5.0%
Money Market Funds – 5.0%
MFS Institutional Money Market Portfolio, 0.03% (v)	312,164,881	$312,164,881

Other Assets, Less Liabilities – 0.4%		27,525,911
Net Assets – 100.0%		$6,254,154,096
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $312,164,881 and $5,914,463,304, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,557,415,518, representing 24.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 7/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	1,380	$171,734,531	September – 2021	$846,062
U.S. Treasury Ultra Bond	Long	USD	335	66,842,969	September – 2021	4,782,963
						$5,629,025

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	933	$205,872,281	September – 2021	$(51,739)
U.S. Treasury Ultra Note 10 yr	Short	USD	3,225	484,556,250	September – 2021	(14,796,838)
						$(14,848,577)
At July 31, 2021, the fund had cash collateral of $5,601,081 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$63,300,138	$—	$63,300,138
Municipal Bonds	—	69,619,179	—	69,619,179
U.S. Corporate Bonds	—	4,385,760,873	—	4,385,760,873
Commercial Mortgage-Backed Securities	—	20,531,093	—	20,531,093
Asset-Backed Securities (including CDOs)	—	17,879,699	—	17,879,699
Foreign Bonds	—	1,357,372,322	—	1,357,372,322
Mutual Funds	312,164,881	—	—	312,164,881
Total	$312,164,881	$5,914,463,304	$—	$6,226,628,185
Other Financial Instruments
Futures Contracts – Assets	$5,629,025	$—	$—	$5,629,025
Futures Contracts – Liabilities	(14,848,577)	—	—	(14,848,577)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$307,169,809	$538,444,411	$533,449,339	$—	$—	$312,164,881
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,901	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.